UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.7%
Information Technology - 39.0%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	170,366	$34,054,460

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	360,935	31,401,345

Internet Software & Services - 14.9%
Alphabet, Inc.-Class A (a)	39,835	41,151,148
Alphabet, Inc.-Class C (a)	398,738	405,373,000
Facebook, Inc.-Class A (a)	2,115,145	380,853,009

		827,377,157

IT Services - 9.2%
Cognizant Technology Solutions Corp.-Class A	1,013,771	76,712,052
Fiserv, Inc. (a)	746,310	96,594,903
PayPal Holdings, Inc. (a)	678,060	49,200,034
Vantiv, Inc.-Class A (a)	203,760	14,263,200
Visa, Inc.-Class A	2,529,191	278,160,426

		514,930,615

Semiconductors & Semiconductor Equipment - 4.7%
NVIDIA Corp.	228,338	47,222,582
Texas Instruments, Inc.	446,060	43,129,541
Xilinx, Inc.	2,364,144	174,213,771

		264,565,894

Software - 4.6%
Adobe Systems, Inc. (a)	966,020	169,208,063
Electronic Arts, Inc. (a)	730,160	87,327,136

		256,535,199

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,437,422	242,981,815

		2,171,846,485

Health Care - 20.1%
Biotechnology - 3.2%
Biogen, Inc. (a)	568,206	177,087,082

Health Care Equipment & Supplies - 7.6%
Align Technology, Inc. (a)	157,700	37,687,146
Danaher Corp.	429,257	39,607,543
Edwards Lifesciences Corp. (a)	1,726,425	176,492,428
Intuitive Surgical, Inc. (a)	453,656	170,284,316

		424,071,433

Health Care Providers & Services - 4.0%
UnitedHealth Group, Inc.	1,045,582	219,802,248

Health Care Technology - 1.6%
Cerner Corp. (a)	1,315,980	88,854,970

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	56,170	$38,343,327

Pharmaceuticals - 3.0%
Zoetis, Inc.	2,623,608	167,438,663

		1,115,597,723

Consumer Discretionary - 13.8%
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	1,140,912	62,567,614

Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (The) (a)	25,470	48,697,621

Media - 2.2%
Comcast Corp.-Class A	2,323,150	83,703,095
Walt Disney Co. (The)	389,967	38,142,672

		121,845,767

Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	540,294	49,301,827

Specialty Retail - 6.7%
Home Depot, Inc. (The)	1,177,044	195,130,354
TJX Cos., Inc. (The)	1,445,952	100,927,450
Ulta Salon Cosmetics & Fragrance, Inc. (a)	378,320	76,341,193

		372,398,997

Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc.-Class B	2,061,744	113,375,303

		768,187,129

Industrials - 7.0%
Building Products - 2.2%
Allegion PLC	887,647	74,020,883
AO Smith Corp.	809,789	47,939,509

		121,960,392

Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	2,112,435	76,660,266

Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	379,913	98,082,139

Machinery - 0.8%
IDEX Corp.	163,420	20,952,078
WABCO Holdings, Inc. (a)	181,772	26,824,094

		47,776,172

Road & Rail - 0.8%
Union Pacific Corp.	393,740	45,591,155

		390,070,124

Consumer Staples - 6.9%
Beverages - 4.2%
Constellation Brands, Inc.-Class A	407,250	89,224,403

Company	Shares	U.S. $ Value
Monster Beverage Corp. (a)	2,495,144	$144,543,692

		233,768,095

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	925,580	149,092,426

		382,860,521

Financials - 2.6%
Capital Markets - 2.6%
MarketAxess Holdings, Inc.	402,284	69,997,416
S&P Global, Inc.	475,910	74,465,638

		144,463,054

Materials - 1.3%
Chemicals - 1.3%
Ecolab, Inc.	558,070	72,917,426

Total Common Stocks (cost $3,660,887,066)		5,045,942,462

SHORT-TERM INVESTMENTS - 9.6%
Investment Companies - 9.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (b)(c)(d) (cost $534,504,500)	534,504,500	534,504,500

Total Investments - 100.3% (cost $4,195,391,566) (e)		5,580,446,962
Other assets less liabilities - (0.3)%		(14,531,855)

Net Assets - 100.0%		$5,565,915,107

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,406,477,221 and gross unrealized depreciation of investments was $(21,421,825), resulting in net unrealized appreciation of $1,385,055,396.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Large Cap Growth Fund, Inc.

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$5,045,942,462		$	– 0	–	$	– 0	–	$5,045,942,462
Short-Term Investments	534,504,500			– 0	–		– 0	–	534,504,500

Total Investments in Securities	5,580,446,962			– 0	–		– 0	–	5,580,446,962
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$5,580,446,962		$	– 0	–	$	– 0	–	$5,580,446,962

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

Fund	Market Value 7/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/17 (000)		Dividend Income (000)
Government Money Market	$475,738		$375,610	$316,843	$534,505		$1,050
Government Money Market*	– 0	–	308	308	– 0	–	– 0	–

Total	$475,738		$375,918	$317,151	$534,505		$1,050

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2017